GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Property, Plant and Equipment and Biological Assets, Useful Lives (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Increase in depreciation expense	$ 76
Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Increase in depreciation expense		$ 26	$ 28	$ 124	$ 142	$ 168	$ 168	$ 277
Buildings | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life									10 years
Buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life									50 years
Property plant & equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life									15 years
Property plant & equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life									64 years
Auxiliary facilities | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life									15 years
Auxiliary facilities | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life									60 years
Other facilities | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life									5 years
Other facilities | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life									20 years